Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	RYB Education, Inc.
Entity Filer Category	Accelerated Filer
Entity Central Index Key	0001708441
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	20,637,205
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	6,949,141